SCHEDULE OF ISSUED SHARES OF COMMON STOCK (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total Common Shares issued	1,167,423	434,808
Common Stock [Member] | Conversion of Bridge Notes And Accrued Interest To Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total Common Shares issued	165,692	332,804
Common Stock [Member] | Conversion of Debentures And Accrued Expenses [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total Common Shares issued	15,825	5,467
Common Stock [Member] | Conversion of Accrued Salary And Bonus Directors Fees And Promissory Notes With Related Parties [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total Common Shares issued		52,787
Common Stock [Member] | Conversion of Series A Stock To Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total Common Shares issued	18,750
Common Stock [Member] | Conversion of Series B Stock To Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total Common Shares issued	163,134
Common Stock [Member] | Conversion of Series B Warrants To Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total Common Shares issued	46,786
Common Stock [Member] | Exchange of Series E One Stock To Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total Common Shares issued	720,986
Common Stock [Member] | Stock based compensation for services [Member].
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total Common Shares issued	36,250	43,750